FEDERATED TOTAL RETURN SERIES, INC.

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                   May 6, 1998



EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

     RE: FEDERATED TOTAL RETURN SERIES, INC. (the "Trust")
            Federated Limited Duration Government Fund
            1933 Act File No. 33-50773
            1940 Act File No. 811-7115

Dear Sir or Madam:

      Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Trust hereby certifies that the definitive forms of Prospectuses and Statement of Additional Information, dated March 31, 1998, that would have been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statement of Additional Information contained in the most recent Registration Statement for the Trust. This filing only pertains to one of the Trust's four portfolios, Federated Limited Duration Government Fund. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective Amendment No. 14 under the Securities Act of 1933 and Amendment No. 16 under the Investment Company Act of 1940 on April 30, 1998.

      If you have any questions regarding this certification, please call Heather M. Aland, Compliance Analyst, at (412) 288-1097.


                                          Very truly yours,



                                          /s/ Anthony R. Bosch
                                          Anthony R. Bosch
                                          Assistant Secretary